Performance Management	Dec. 01, 2025
RANGER SMALL CAP FUND
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.spendlifewisleyfunds.com or by calling 1-866-458-4744.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	Institutional Class Annual Total Return For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
Best Quarter:	6/30/2020	28.71%
Worst Quarter:	3/31/2020	-22.17%

Bar Chart Closing [Text Block]	The year-to-date return as of the most recent calendar quarter, which ended September 30, 2025, was -3.19%.
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	28.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For period ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
Institutional shares	One Year	Five Years	Ten Years
Return before taxes	6.32%	6.64%	8.86%
Return after taxes on distributions	6.32%	5.25%	7.03%
Return after taxes on distributions and sale of Fund shares	3.74%	5.07%	6.79%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.15%	6.86%	8.09%

Performance Table Footnotes

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values. The figures for the Russell 2000 Growth Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Performance Availability Website Address [Text]	www.spendlifewisleyfunds.com
Performance Availability Phone [Text]	1-866-458-4744
RANGER MICRO CAP FUND
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Institutional Class shares of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.spendlifewisleyfunds.com or by calling 1-866-458-4744.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	Institutional Class Annual Total Return For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
Best Quarter:	6/30/2020	36.07%
Worst Quarter:	3/31/2020	-29.00%

Bar Chart Closing [Text Block]	The year-to-date return as of the most recent calendar quarter, which ended September 30, 2025, was 1.24%.
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	36.07%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(29.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For period ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance [Table]
Institutional shares	One Year	5 Years	Since Inception June 6, 2018
Return before taxes	11.86%	12.08%	10.13%
Return after taxes on distributions	11.72%	6.71%	6.05%
Return after taxes on distributions and sale of Fund shares	7.02%	8.27%	7.08%
Russell Microcap Growth Index (reflects no deduction for fees, expenses, or taxes)	21.91%	5.72%	3.31%

Performance Table Footnotes

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. Equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values. The figures for the Russell Microcap Growth Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Performance Availability Website Address [Text]	www.spendlifewisleyfunds.com
Performance Availability Phone [Text]	1-866-458-4744